UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

Ultimus Asset Services, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Zachary P. Richmond

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code: 513-587-3400

Date of fiscal year end: 3/31

Date of reporting period: 09/30/16

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

DEAN FUNDS

Small Cap Value Fund

Mid Cap Value Fund

Semi-Annual Report

September 30, 2016

DEAN SMALL CAP VALUE FUND

Performance Summary (Unaudited)

Average Annual Total Returns* (for the periods ended September 30, 2016)
	Six Months	1 Year	5 Year	10 year
Dean Small Cap Value Fund	9.29%	17.44%	17.02%	6.80%
Russell 2000 Value Index**	13.55%	18.81%	15.45%	5.78%
Russell 2000 Index**	13.18%	15.47%	15.82%	7.07%

Total annual operating expenses, as disclosed in the Fund’s prospectus dated July 29, 2016, were 1.20% of average daily net assets. Additional information pertaining to the expense ratios as of September 30, 2016 can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. For more information on the Dean Small Cap Value Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-888-899-8343.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for periods less than 1 year are not annualized.

**	The Russell 2000 and Russell 2000 Value Indices are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and fees. The Indices are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in the Indices; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, LLC, member FINRA/SIPC.

DEAN MID CAP VALUE FUND

Performance Summary (Unaudited)

Average Annual Total Returns* (for the periods ended September 30, 2016)
	Six Months	1 Year	5 Year	10 year
Dean Mid Cap Value Fund	7.43%	17.95%	16.57%	4.59%
Russell Midcap Value Index**	9.43%	17.26%	17.38%	7.89%
Russell Midcap Index**	7.84%	14.25%	16.67%	8.32%

Total annual operating expenses, as disclosed in the Fund’s prospectus dated July 29, 2016, were 1.81% of average daily net assets (1.10% after fee waivers/expense reimbursements by the Adviser). The Fund’s Adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; any indirect expenses, such as acquired fund fees and expenses; any 12b-1 fees; and extraordinary litigation expenses) do not exceed 1.10% of the Fund’s average daily net assets through July 31, 2017. Each waiver or reimbursement is subject to recoupment by the adviser in the three fiscal years following the fiscal year in which the particular waiver or reimbursement occurred, provided the Fund is able to make the repayment without exceeding the 1.10% expense limitation. Additional information pertaining to the expense ratios as of September 30, 2016 can be found in the financial highlights.

Effective March 31, 2011, the Fund changed its investment strategies from Large Cap Value to Mid Cap Value and also changed its benchmarks from the Russell 1000 Value Index to the Russell Midcap Value and Russell Midcap Indices. Performance prior to March 31, 2011 reflects the Fund’s Large Cap Value investment strategies and, as a result, the Fund’s 10 year return may vary substantially from those of the Midcap indices.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. For more information on the Dean Mid Cap Value Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-888-899-8343.

You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, LLC, member FINRA/SIPC.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for periods less than 1 year are not annualized.

**	The Russell Midcap and Russell Midcap Value Indices are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and fees. The Indices are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in the Indices; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

DEAN SMALL CAP VALUE FUND HOLDINGS – (Unaudited)

[1]	As a percent of total net assets.

The investment objective of the Dean Small Cap Value Fund is long-term capital appreciation and, secondarily, dividend income. Portfolio holdings are subject to change.

DEAN MID CAP VALUE FUND HOLDINGS – (Unaudited)

[1]	As a percent of total net assets.

The investment objective of the Dean Mid Cap Value Fund is long-term capital appreciation and, secondarily, dividend income. Portfolio holdings are subject to change.

Portfolio Holdings – (Unaudited)

The Funds file a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov. In addition, the Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DEAN SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Common Stocks – 98.63%	Shares	Fair Value

Consumer Discretionary – 13.82%
Brinker International, Inc.	42,555	$2,146,049
Cabela’s, Inc., Class A *	57,020	3,132,109
Capella Education Co.	40,730	2,363,969
Dillard’s, Inc., Class A	43,785	2,758,893
DSW, Inc., Class A	119,540	2,448,179
Meredith Corp.	43,785	2,276,382
Meritage Homes Corp. *	124,225	4,310,607
Thor Industries, Inc.	77,385	6,554,509
Tower International, Inc.	119,135	2,871,154
Tupperware Brands Corp.	35,463	2,318,216

		31,180,067

Consumer Staples – 1.35%
Medifast, Inc.	80,440	3,039,828

Energy – 2.01%
Matrix Service Co. *	69,915	1,311,605
Western Refining, Inc.	121,620	3,218,065

		4,529,670

Financials – 23.92%
AMERISAFE, Inc.	68,990	4,055,232
BancFirst Corp.	31,410	2,277,539
Bryn Mawr Bank Corp.	126,057	4,032,563
Community Trust Bancorp, Inc.	94,695	3,514,131
Enstar Group Ltd. *	15,315	2,518,858
First Financial Bancorp	192,450	4,203,108
Hancock Holding Co.	179,210	5,811,780
Hope Bancorp, Inc.	284,700	4,945,239
Horace Mann Educators Corp.	115,380	4,228,677
Infinity Property & Casualty Corp.	59,060	4,880,128
Lakeland Financial Corp.	106,915	3,786,929
ProAssurance Corp.	58,040	3,045,939
Renasant Corp.	75,995	2,555,712
Trico Bancshares	154,480	4,135,430

		53,991,265

See accompanying notes which are an integral part of these financial statements.

DEAN SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS – (continued)

September 30, 2016 (Unaudited)

Common Stocks – 98.63% – continued	Shares	Fair Value

Health Care – 4.42%
LHC Group, Inc. *	87,575	$3,229,766
LifePoint Health, Inc. *	49,895	2,955,281
Owens & Minor, Inc.	108,955	3,784,007

		9,969,054

Industrials – 22.97%
Barnes Group, Inc.	161,900	6,565,045
Crane Co.	82,072	5,171,357
EMCOR Group, Inc.	71,070	4,237,193
Forward Air Corp.	74,330	3,215,516
Herman Miller, Inc.	105,120	3,006,432
Hillenbrand, Inc.	108,750	3,440,850
ITT, Inc.	72,955	2,614,707
Kadant, Inc.	47,860	2,493,985
Kforce, Inc.	225,035	4,610,967
Moog, Inc., Class A *	60,075	3,576,866
Regal-Beloit Corp.	97,750	5,815,147
Resources Connection, Inc.	225,403	3,367,521
Tetra Tech, Inc.	104,880	3,720,094

		51,835,680

Information Technology – 14.32%
ADTRAN, Inc.	113,485	2,172,103
Anixter International, Inc. *	43,785	2,824,133
AVX Corp.	289,185	3,987,861
Convergys Corp.	212,814	6,473,802
InterDigital, Inc.	60,075	4,757,940
ManTech International Corp., Class A	42,555	1,603,898
ScanSource, Inc. *	145,610	5,314,765
Tech Data Corp. *	61,258	5,189,165

		32,323,667

Materials – 8.07%
Commercial Metals Co.	259,655	4,203,814
Domtar Corp.	133,390	4,952,771
Kaiser Aluminum Corp.	41,750	3,610,957
Owens-Illinois, Inc. *	116,525	2,142,895

See accompanying notes which are an integral part of these financial statements.

DEAN SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS – (continued)

September 30, 2016 (Unaudited)

Common Stocks – 98.63% – continued	Shares	Fair Value

Materials – 8.07% – continued
Silgan Holdings, Inc.	65,170	$3,296,950

		18,207,387

Real Estate – 6.88%
Care Capital Properties, Inc.	187,360	5,339,760
Chesapeake Lodging Trust	124,225	2,844,753
Marcus & Millichap, Inc. *	123,210	3,221,942
Ramco-Gershenson Properties Trust	219,940	4,121,676

		15,528,131

Utilities – 0.87%
ALLETE, Inc.	33,007	1,967,877

Total Common Stocks (Cost $197,221,370)		222,572,626

Money Market Securities – 1.33%
Fidelity Prime Money Market Portfolio, Institutional Class, 0.44% (a)	3,013,203	3,013,203

Total Money Market Securities (Cost $3,013,203)		3,013,203

Total Investments – 99.96% (Cost $200,234,573)		225,585,829

Other Assets in Excess of Liabilities – 0.04%		86,188

NET ASSETS – 100.00%		$225,672,017

(a)	Rate disclosed is the seven day effective yield as of September 30, 2016.

*	Non-income producing security.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes which are an integral part of these financial statements.

DEAN MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Common Stocks – 96.71%	Shares	Fair Value

Consumer Discretionary – 14.02%
Aramark	7,925	$301,388
Delphi Automotive PLC	4,584	326,931
Genuine Parts Co.	3,044	305,770
Interpublic Group of Cos., Inc.	12,278	274,413
Michaels Cos., Inc./The *	10,000	241,700
Murphy USA, Inc. *	4,339	309,631
Nordstrom, Inc.	7,120	369,386
Panera Bread Co., Class A *	1,533	298,506
Vista Outdoor, Inc. *	7,558	301,262

		2,728,987

Consumer Staples – 4.96%
Bunge Ltd.	4,601	272,517
Ingredion, Inc.	2,414	321,207
Tyson Foods, Inc., Class A	4,968	370,961

		964,685

Energy – 8.09%
Concho Resources, Inc. *	2,887	396,529
EQT Corp.	4,199	304,931
Marathon Oil Corp.	19,069	301,481
Pioneer Natural Resources Co.	1,749	324,702
Tesoro Corp.	3,100	246,636

		1,574,279

Financials – 19.37%
Allstate Corp.	4,146	286,820
Ameriprise Financial, Inc.	2,764	275,764
Brown & Brown, Inc.	7,855	296,212
Commerce Bancshares, Inc.	7,138	351,618
Invesco Ltd.	12,141	379,649
KeyCorp	21,938	266,986
M&T Bank Corp.	2,292	266,101
Reinsurance Group of America, Inc.	3,079	332,347
Signature Bank *	2,187	259,050
Torchmark Corp.	6,613	422,505
Unum Group	9,027	318,743

See accompanying notes which are an integral part of these financial statements.

DEAN MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS – (continued)

September 30, 2016 (Unaudited)

Common Stocks – 96.71% – continued	Shares	Fair Value

Financials – 19.37% – continued
W.R. Berkley Corp.	5,458	$315,254

		3,771,049

Health Care – 6.64%
C.R. Bard, Inc.	1,382	309,955
Patterson Companies, Inc.	7,330	336,740
Quest Diagnostics, Inc.	3,761	318,293
Zimmer Biomet Holdings, Inc.	2,519	327,520

		1,292,508

Industrials – 16.06%
CH Robinson Worldwide, Inc.	3,656	257,602
Crane Co.	5,178	326,266
Dover Corp.	4,216	310,466
Orbital ATK, Inc.	3,900	297,297
Parker-Hannifin Corp.	2,344	294,242
Republic Services, Inc.	7,750	390,988
Rockwell Automation, Inc.	2,362	288,967
Snap-on, Inc.	1,977	300,425
Steelcase, Inc., Class A	19,804	275,078
Xylem, Inc.	7,330	384,459

		3,125,790

Information Technology – 9.50%
Arrow Electronics, Inc. *	4,671	298,804
Linear Technology Corp.	6,473	383,784
Littelfuse, Inc.	2,379	306,439
Synopsys, Inc. *	8,380	497,353
Teradyne, Inc.	16,865	363,947

		1,850,327

Materials – 7.37%
Agrium, Inc.	3,615	327,844
Alcoa, Inc.	17,087	173,262
Bemis Co., Inc.	5,442	277,596
Eastman Chemical Co.	5,196	351,665
International Paper Co.	6,351	304,721

		1,435,088

See accompanying notes which are an integral part of these financial statements.

DEAN MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS – (continued)

September 30, 2016 (Unaudited)

Common Stocks – 96.71% – continued	Shares	Fair Value

Real Estate – 7.27%
Equity LifeStyle Properties, Inc.	6,106	$471,261
Host Hotels & Resorts, Inc.	19,262	299,909
Omega Healthcare Investors, Inc.	8,310	294,590
Weingarten Realty Investors	8,975	349,846

		1,415,606

Utilities – 3.43%
Ameren Corp.	6,058	297,932
Xcel Energy, Inc.	8,992	369,931

		667,863

Total Common Stocks (Cost $14,672,003)		18,826,182

Money Market Securities – 3.17%
Fidelity Prime Money Market Portfolio, Institutional Class, 0.44% (a)	618,081	618,081

Total Money Market Securities (Cost $618,081)		618,081

Total Investments – 99.88% (Cost $15,290,084)		19,444,263

Other Assets in Excess of Liabilities – 0.12%		22,858

NET ASSETS – 100.00%		$19,467,121

(a)	Rate disclosed is the seven day effective yield as of September 30, 2016.

*	Non-income producing security.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

September 30, 2016 (Unaudited)

	Dean Small Cap Value Fund	Dean Mid Cap Value Fund
Assets
Investment in securities:
At cost	$200,234,573	$15,290,084

At fair value	$225,585,829	$19,444,263
Receivable for fund shares sold	135,766	4,900
Dividends receivable	375,084	29,836
Prepaid expenses	20,332	11,358

Total Assets	226,117,011	19,490,357

Liabilities
Payable for fund shares redeemed	221,155	–
Payable to Adviser	163,103	6,815
Payable to administrator, fund accountant, and transfer agent	21,310	333
Other accrued expenses	39,426	16,088

Total Liabilities	444,994	23,236

Net Assets	$225,672,017	$19,467,121

Net Assets consist of:
Paid-in capital	$187,337,481	$16,060,889
Accumulated undistributed net investment income	2,939,334	109,253
Accumulated undistributed net realized gain (loss) from investment transactions	10,043,946	(857,200)
Net unrealized appreciation on investments	25,351,256	4,154,179

Net Assets	$225,672,017	$19,467,121

Shares outstanding (unlimited number of shares authorized, no par value)	14,422,242	1,122,005

Net asset value, offering and redemption price per share	$15.65	$17.35

See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS

STATEMENTS OF OPERATIONS

For the six months ended September 30, 2016 (Unaudited)

	Dean Small Cap Value Fund	Dean Mid Cap Value Fund
Investment Income
Dividend income (net of foreign taxes withheld of $1,097 and $1,242)	$2,611,003	$177,398

Total investment income	2,611,003	177,398

Expenses
Investment Adviser	960,749	82,665
Administration	55,832	9,578
Transfer agent	50,694	5,594
Fund accounting	40,138	9,476
Legal	19,725	19,727
Registration	20,992	11,193
Report printing	21,277	1,823
Custodian	16,139	3,072
Audit	7,601	7,601
Insurance	9,126	1,587
CCO	4,902	4,905
Trustee	4,805	4,805
Pricing	1,791	1,765
Miscellaneous	35,933	11,515

Total expenses	1,249,704	175,306
Fees waived by Adviser	–	(53,934)
Fees reduced by administrator	–	(20,000)

Net operating expenses	1,249,704	101,372

Net investment income	1,361,299	76,026

Net Realized and Unrealized Gain on Investments
Net realized gain on investment securities transactions	11,930,228	883,264
Net change in unrealized appreciation of investment securities	5,956,676	338,371

Net realized and unrealized gain on investments	17,886,904	1,221,635

Net increase in net assets resulting from operations	$19,248,203	$1,297,661

See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Dean Small Cap Value Fund		Dean Mid Cap Value Fund
	For the Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016	For the Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$1,361,299	$1,626,915	$76,026	$37,150
Net realized gain (loss) on investment securities and foreign currency transactions	11,930,228	(645,059)	883,264	35,954
Net change in unrealized appreciation (depreciation) of investment securities	5,956,676	(1,947,511)	338,371	345,090

Net increase (decrease) in net assets resulting from operations	19,248,203	(965,655)	1,297,661	418,194

Distributions
From net investment income	–	(364,814)	–	(21,963)
From net realized gains	–	(10,810,921)	–	–

Total distributions	–	(11,175,735)	–	(21,963)

Capital Transactions
Proceeds from shares sold	39,647,732	95,129,982	1,666,559	871,988
Reinvestment of distributions	–	10,592,731	–	21,395
Amount paid for shares redeemed	(31,673,614)	(38,003,674)	(809,668)	(413,618)

Net increase in net assets resulting from capital transactions	7,974,118	67,719,039	856,891	479,765

Total Increase in Net Assets	27,222,321	55,577,649	2,154,552	875,996

Net Assets
Beginning of period	198,449,696	142,872,047	17,312,569	16,436,573

End of period	$225,672,017	$198,449,696	$19,467,121	$17,312,569

Accumulated undistributed net investment income included in net assets at end of period	$2,939,334	$1,578,035	$109,253	$33,227

Share Transactions
Shares sold	2,662,769	6,639,203	98,201	58,582
Shares issued in reinvestment of distributions	–	794,654	–	1,422
Shares redeemed	(2,094,857)	(2,676,676)	(48,342)	(26,250)

Net increase in share transactions	567,912	4,757,181	49,859	33,754

See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS

SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	For the six months ended September 30, 2016 (Unaudited)		For the Years ended
			March 31, 2016	March 31, 2015	March 31, 2014	March 31, 2013	March 31, 2012
Net asset value, beginning of period	$14.32		$15.71	$15.96	$13.48	$11.58	$11.41

Investment operations:
Net investment income	0.09		0.11	0.07	0.06	0.02 (a)	0.04	(a)
Net realized and unrealized gain (loss) on investments	1.24		(0.60)	1.00	2.96	1.92	0.14

Total from investment operations	1.33		(0.49)	1.07	3.02	1.94	0.18

Less distributions:
From net investment income	–		(0.03)	(0.09)	– (b)	(0.04)	(0.01)
From net realized gains	–		(0.87)	(1.23)	(0.54)	–	–

Total distributions	–		(0.90)	(1.32)	(0.54)	(0.04)	(0.01)

Net asset value, end of period	$15.65		$14.32	$15.71	$15.96	$13.48	$11.58

Total Return (c)	9.29	%(d)	(2.73)%	7.25%	22.57%	16.81%	1.58%
Ratios and Supplemental Data
Net assets, end of period (000)	$225,672		$198,450	$142,872	$137,404	$79,489	$54,277
Ratio of expenses to average net assets:
After fee waivers and/or expense reimbursement/recoupment by Adviser	1.17	%(e)	1.25%	1.25%	1.25%	1.25%	1.32	%(f)
Before fee waivers and/or expense reimbursement/recoupment by Adviser	1.17	%(e)	1.20%	1.22%	1.21%	1.41%	1.58%
Ratio of net investment income (loss) to average net assets	1.27	%(e)	0.96%	0.41%	0.44%	0.13%	0.36%
Portfolio turnover rate	59	%(d)	148%	128%	96%	142%	214%

(a)	Calculated using the average shares method.
(b)	Rounds to less than $0.005 per share.
(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	Annualized.
(f)	Effective August 1, 2011, the Adviser agreed to waive fees to maintain Fund expenses at 1.25% (excluding Service fees). Prior to that date, the expense cap was 1.50%.

See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS

MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	For the six months ended September 30, 2016 (Unaudited)		For the Years ended
			March 31, 2016	March 31, 2015	March 31, 2014	March 31, 2013	March 31, 2012
Net asset value, beginning of period	$16.15		$15.83	$14.82	$12.31	$10.81	$10.52

Investment operations:
Net investment income	0.07		0.03	0.11	0.03	0.06	0.03
Net realized and unrealized gain (loss) on investments	1.13		0.31	1.00	2.49	1.52	0.31

Total from investment operations	1.20		0.34	1.11	2.52	1.58	0.34

Less distributions:
From net investment income	–		(0.02)	(0.10)	(0.01)	(0.08)	(0.05)
From net realized gains	–		–	–	–	–	–

Total distributions	–		(0.02)	(0.10)	(0.01)	(0.08)	(0.05)

Net asset value, end of period	$17.35		$16.15	$15.83	$14.82	$12.31	$10.81

Total Return (a)	7.43	%(b)	2.17%	7.50%	20.46%	14.71%	3.29%
Ratios and Supplemental Data
Net assets, end of period (000)	$19,467		$17,313	$16,437	$16,033	$13,003	$10,929
Ratio of expenses to average net assets:
After fee waivers and/or expense reimbursement/recoupment by Adviser	1.10	%(c)	1.50%	1.50%	1.50%	1.50%	1.50%
Before fee waivers and/or expense reimbursement/recoupment by Adviser	1.90	%(c)	1.91%	1.88%	2.01%	2.23%	2.57%
Ratio of net investment income (loss) to average net assets	0.82	%(c)	0.23%	0.66%	0.24%	0.52%	0.34%
Portfolio turnover rate	19	%(b)	39%	52%	43%	49%	59%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(b)	Not annualized.
(c)	Annualized.

See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS

NOTES TO THE FINANCIAL STATEMENTS

September 30, 2016 (Unaudited)

NOTE 1. ORGANIZATION

The Dean Small Cap Value Fund (the “Small Cap Fund”) and the Dean Mid Cap Value Fund (the “Mid Cap Fund”) (each a “Fund” and, collectively the “Funds”) were organized as diversified series of Unified Series Trust (the “Trust”) on November 13, 2006. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Funds are series of the Trust currently authorized by the Board. The investment adviser to each Fund is Dean Investment Associates, LLC (“Dean Investment Associates” or “Adviser”). In addition, the Adviser has retained Dean Capital Management, LLC (“DCM” or “Sub-Adviser”) to serve as sub-adviser to the Funds. DCM is an affiliate of the Adviser. The investment objective of the Small Cap Fund and the Mid Cap Fund is long-term capital appreciation and, secondarily, dividend income.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. The Funds intend to qualify each year as regulated investment companies (“RICs”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirement applicable to RICs and by distributing substantially all of their taxable income. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income is not distributed, the Funds could incur a tax expense.

As of and during the period ended September 30, 2016, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

DEAN FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

September 30, 2016 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds by or under the direction of the Board in such a manner as the Board determines to be fair and equitable.

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Distributions received from investments in real estate investment trusts (“REITs”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in REITs are reported to the Funds after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – Each Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on at least an annual basis. Each Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains, if any, at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature; they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds. For the period ended September 30, 2016, there were no material reclassifications.

DEAN FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

September 30, 2016 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Funds’ investments. These inputs are summarized in the three broad levels listed below.

•

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

DEAN FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

September 30, 2016 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Adviser and/or Sub-Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser and/or Sub-Adviser would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser or Sub-Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser or Sub-Adviser is aware of any other data that calls into question the reliability of market quotations.

DEAN FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

September 30, 2016 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

The following is a summary of the inputs used at September 30, 2016 in valuing the Funds’ investments:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Small Cap Fund
Assets
Common Stocks	$222,572,626	$–	$–	$222,572,626
Money Market Securities	3,013,203	–	–	3,013,203

Total	$225,585,829	$–	$–	$225,585,829

Mid Cap Fund
Assets
Common Stocks	$18,826,182	$–	$–	$18,826,182
Money Market Securities	618,081	–	–	618,081

Total	$19,444,263	$–	$–	$19,444,263

The Funds did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the period ended September 30, 2016, the Funds had no transfers between levels. The Funds recognize transfers between fair value hierarchy levels at the end of the reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Each Fund’s investments are managed by the Adviser pursuant to the terms of an advisory agreement with the Trust. The Adviser has hired the Sub-Adviser to manage the Funds’ assets on a day-to-day basis. The Sub-Adviser is paid by the Adviser. In accordance with the advisory agreement, the Adviser is entitled to an investment advisor fee, computed and accrued daily and paid monthly, at an annual rate of 0.90% of the average daily net assets of each Fund. For the period ended September 30, 2016, the Adviser earned fees, before the waiver described below, of $960,749 and $82,665 from the Small Cap Fund and the Mid Cap Fund, respectively. At September 30, 2016, the Adviser was owed $163,103 from the Small Cap Fund and $6,815 from the Mid Cap Fund.

DEAN FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

September 30, 2016 (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

The Adviser has contractually agreed to waive all or a portion of its fees and/or reimburse expenses of each Fund, but only to the extent necessary to maintain total operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), taxes, extraordinary expenses and any indirect expenses (such as expenses incurred by other investment companies in which the Funds may invest) at 1.25% of average daily net assets for the Small Cap Fund and 1.10% of the average daily net assets for the Mid Cap Fund through July 31, 2017.

Each waiver or reimbursement is subject to recoupment by the adviser in the three fiscal years following the fiscal year in which the particular waiver or reimbursement occurred, provided the Fund is able to make the repayment without exceeding the 1.10% expense limitation. For the period ended September 30, 2016, the Adviser waived fees of $53,934 for the Mid Cap Fund.

The amounts subject to repayment by the Funds, pursuant to the aforementioned conditions, at September 30, 2016, were as follows:

Fund	Amount	Expires March 31,
Mid Cap Fund	$73,903	2017
	61,959	2018
	66,094	2019
	53,934	2020
Small Cap Fund	$—

The Trust retains Ultimus Asset Services, LLC (“Ultimus”) to provide the Funds with administration, fund accounting and transfer agent services, including all regulatory reporting. For the period ended September 30, 2016, fees for administration, transfer agent, and fund accounting services, and the amounts due to Ultimus at September 30, 2016 were as follows:

	Small Cap Fund	Mid Cap Fund
Administration	$55,832	$9,578
Fund accounting	40,138	9,476
Transfer agent	50,694	5,594
Payable to Ultimus	21,310	333

DEAN FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

September 30, 2016 (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

During the period ended September 30, 2016, Ultimus agreed to discount the overall fees for the Mid Cap Fund in the amount of $20,000.

Certain officers of the Trust are employees of Ultimus. Unified Financial Securities, LLC (the “Distributor”) acts as the principal distributor of the Funds’ shares. Both Ultimus and the Distributor operate as wholly owned subsidiaries of Ultimus Fund Solutions, LLC. An officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor.

Huntington National Bank is the custodian of the Funds’ investments (the “Custodian”). A Trustee of the Trust is a member of management of the Custodian.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the period ended September 30, 2016, purchases and sales of investment securities, other than short-term investments, were as follows:

	Small Cap Fund	Mid Cap Fund
Purchases	$133,079,588	$3,930,694
Sales	123,640,448	3,355,240

There were no purchases or sales of long-term U.S. government obligations during the period ended September 30, 2016.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2016, Dean Wealth Management LP, an affiliate of the Adviser and Sub-Adviser, owned 40.76% of the Mid Cap Fund. As a result, Dean Wealth Management LP may be deemed to control the Mid Cap Fund.

DEAN FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

September 30, 2016 (Unaudited)

NOTE 7. FEDERAL TAX INFORMATION

As of September 30, 2016, the unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Fund	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation	Tax Cost
Small Cap Fund	$26,987,747	$(2,234,974)	$24,752,773	$200,833,056
Mid Cap Fund	4,238,841	(84,923)	$4,153,918	15,290,345

The tax character of distributions paid during the fiscal year ended March 31, 2016 was as follows:

	Distributions Paid From
Fund	Ordinary Income	Long-Term Capital Gains	Total Distributions
Small Cap Fund	$364,814	$10,810,921	$11,175,735
Mid Cap Fund	21,963	–	$21,963

As of March 31, 2016, the components of distributable earnings (accumulated losses) on a tax basis are as follows:

Fund	Undistributed Ordinary Income	Accumulated Capital and Other Losses	Unrealized Appreciation	Total
Small Cap Fund	$1,578,035	$(1,287,799)	$18,796,097	$19,086,333
Mid Cap Fund	33,227	(1,740,203)	3,815,547	2,108,571

The difference between book basis and tax basis of unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and the receipt of non-taxable distributions.

As of March 31, 2016, the Small Cap Fund had short-term capital loss carryforwards available to offset future gains and not subject to expiration in the amount of $664,909.

As of March 31, 2016, the Mid Cap Fund had capital loss carryforwards available to offset future gains in the amount of $1,539,131, which expire March 31, 2018.

DEAN FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

September 30, 2016 (Unaudited)

NOTE 7. FEDERAL TAX INFORMATION – continued

Certain capital and qualified late year ordinary losses incurred within the current taxable year are deemed to arise on the first business day of the Fund’s following taxable year. For the tax year ended March 31, 2016, the Small Cap Fund and Mid Cap Fund deferred post October capital losses in the amounts of $622,890 and $201,072, respectively.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Funds indemnify their officers and trustees for certain liabilities that may arise from the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds entered into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management has evaluated events or transactions that may have occurred since September 30, 2016, that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

SUMMARY OF FUND EXPENSES – (Unaudited)

As a shareholder of each Fund, you incur ongoing costs, including management fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning and held for the six month period, April 1, 2016 to September 30, 2016.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value April 1, 2016	Ending Account Value September 30, 2016	Expenses Paid During Period (1)	Annualized Expense Ratio
Dean Small Cap Value Fund
Actual	$1,000.00	$1,092.90	$6.12	1.17%
Hypothetical (2)	$1,000.00	$1,019.22	$5.91	1.17%

Dean Mid Cap Value Fund
Actual	$1,000.00	$1,074.30	$5.72	1.10%
Hypothetical (2)	$1,000.00	$1,019.55	$5.57	1.10%

(1)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(2)	Hypothetical assumes 5% annual return before expenses.

OTHER INFORMATION

The Funds’ Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (888) 899-8343 to request a copy of the SAI or to make shareholder inquiries.

PROXY VOTING

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted those proxies during the most recent twelve month period ended June 30 is available without charge upon request by (1) calling the Funds at (888) 899-8343 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Daniel J. Condon

Kenneth G.Y. Grant

Gary E. Hippenstiel

Nancy V. Kelly

Ronald C. Tritschler

OFFICERS

David R. Carson, President

Zachary P. Richmond, Treasurer and Chief Financial Officer

Lynn E. Wood, Chief Compliance Officer

Bo Howell, Secretary

INVESTMENT ADVISOR

Dean Investment Associates LLC

3500 Pentagon Blvd., Suite 200

Beavercreek, Ohio. 45431

DISTRIBUTOR

Unified Financial Securities, LLC

9465 Counselors Row, Suite 200

Indianapolis, IN 46240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut St., 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about each Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, LLC

Member FINRA/SIPC

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Unified Series Trust

By	/s/ David R. Carson
David R. Carson, President

Date	11/23/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David R. Carson
David R. Carson, President

Date	11/23/2016

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	11/23/2016